CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	Apr. 01, 2020	Oct. 26, 2019	Sep. 04, 2018
Series B1 convertible preferred stock (Pre-Combination)
Stock issuance costs	$ 81	$ 210
Series B convertible preferred stock (Pre-Combination)
Stock issuance costs			$ 3,182